Available-for-Sale Financial Assets (Details Textual) shares in Thousands, € in Millions, ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 ILS (₪)	Dec. 30, 2015 shares	Aug. 31, 2007 USD ($)
Available-for-Sale Financial Assets (Textual)
Shares sold						17,000
Trade shares of holding interest rate	1.00%		1.00%	1.00%
Financial assets available for sale	₪ 83			€ 20
Fund investment commitments amounts	51		$ 15				$ 750
Company portion investment commitments amounts | $							$ 110
Projects realization by the Fund	240		63
Fund paid to subsequent to reporting date	86		$ 22
Fair value of investments funds net asset value | ₪	₪ 265				₪ 288
Fund term extensions, description	The Fund has a term of nine years, with two one-year optional term extensions.	The Fund has a term of nine years, with two one-year optional term extensions.
Brazil [Member]
Available-for-Sale Financial Assets (Textual)
Investment | ₪	₪ 73
Percentage of effective interest rate in investment	4.30%		4.30%	4.30%
REG [Member]
Available-for-Sale Financial Assets (Textual)
Shares sold	3,860		3,860	3,860
Percentage of outstanding shares	2.20%		2.20%	2.20%
Total consideration	₪ 947	$ 260
Investment shares	18,500		18,500	18,500
Percentage of outstanding shares and voting rights	10.90%		10.90%	10.90%